Share-based Compensation and Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table presents stock options granted, exercised, forfeited and expired under KBR share-based compensation plans for the year ended December 31, 2020.

KBR stock options activity summary	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2019	1,602,587	$26.74	3.33	$0.87
Granted	—	—
Exercised	(211,531)	19.37
Forfeited	(172,548)	—
Expired	—	26.71
Outstanding at December 31, 2020	1,218,508	$28.02	2.34	$0.58
Exercisable at December 31, 2020	1,218,508	$28.00	2.34	$0.58

Summary of Vested and Unvested RSUs
The following table presents the restricted stock awards and restricted stock units granted, vested and forfeited during 2020 under the KBR Stock Plan.

Restricted stock activity summary	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Nonvested shares at December 31, 2019	1,230,045	$17.37
Granted	567,237	26.66
Vested	(504,831)	17.41
Forfeited	(104,972)	20.10
Nonvested shares at December 31, 2020	1,187,479	$21.54

Summary of Stock-Based Compensation

Share-based compensation summary table	Years ended December 31,
Dollars in millions	2020	2019	2018
Share-based compensation	$12	$12	$10
Income tax benefit recognized in net income for share-based compensation	$3	$3	$2
Incremental compensation cost	$1	$—	$1